Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for Doubtful Accounts [Line Items]
Balance at beginning of year	$ 7,787	$ 7,821	$ 7,609
Allowance (recovery) made during the year	9,572	(34)	212
Foreign currency translation adjustments	(1,325)
Balance at end of year	$ 16,034	$ 7,787	$ 7,821